Income Tax: (Details Text) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Details Textabstract [Abstract]
Income tax benefit recorded by the Company	$ 0.6	$ 0.0
The Company's income tax receivable	7.6
The Company's income tax receivable relating to 2019 revisions of estimates	$ 4.3